Earnings per Share - Basic and Diluted Weighted Average Common Shares Used in Earnings Per Share Calculation (Detail) - shares shares in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Earnings Per Share [Abstract]
Basic weighted average common shares outstanding	13,774	12,182	13,767	12,177	12,519	12,143
Stock options (in shares)	79	3	58	1	48	79
Unvested restricted stock	29	10	18	5
Total weighted average common share equivalents	108	13	76	6
Diluted weighted average common shares outstanding	13,882	12,195	13,843	12,183